FAIR VALUE MEASUREMENTS	5 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3. FAIR VALUE MEASUREMENTS

In accordance with ASC 820 (Fair Value Measurements and Disclosures), the Company uses various inputs to measure the outstanding warrants, certain embedded redemption features associated with the senior note to Aclarion, Inc. on a recurring basis to determine the fair value of the liability.

	Fair value measured as of June 30, 2023
	Fair value on June 30, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$582,399	$–	$–	$582,399
Derivative Liability	172,389	–	–	172,389
Total Fair value	$754,788	$–	$–	$754,788

There were no transfers between Level 1, 2, and 3 during the period ended June 30, 2023, and the year ended December 31, 2022.

The following table presents changes in Level 3 liabilities measures at fair value for the period ended June 30, 2023, and the year ended December 31, 2022. Both observable and unobservable inputs were used to determine the fair value positions that the Company has classified within the Level 3 category.

	Warrant Liability	Derivative Liability	Total
Balance - January 1, 2023	$–	$–	$–
Additional warrant and derivative liability	579,818	163,170	742,988
Change in fair value	2,581	9,219	11,800
Balance - June 30, 2023	$582,399	$172,389	$754,788

The fair value of the embedded derivative liabilities associated with the Senior Notes Payable was estimated using a probability weighted discounted cash flow model to measure the fair value. This involves significant Level 3 inputs and assumptions including an (i) estimated probability and timing of certain financing events and event of default, and (ii) the Company’s risk-adjusted discount rate.

The fair value of the warrants to purchase shares of common stock was estimated using a Monte Carlo simulation using the following assumptions.

	As of Issuance	As of June 30, 2023
	Warrant Liability	Warrant Liability
Strike Price	$0.63	$0.63
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	80.0%
Risk-free rate	3.52%	4.15%
Floor Financing price	$0.50	$0.50